NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NET (LOSS) INCOME PER SHARE
Computation of basic and diluted net (loss) income per share

	Years ended December 31,
	2015	2016	2017

Numerator:
Net (loss) income attributable to RYB Education, Inc	(632)	6,505	7,115

Accretion of Series A Shares	269	—	—
Accretion of Series B Shares	2,115	—	—
Deemed dividend to Series A Shares	546	—	—
Deemed dividend to Series B Shares	217	—	—

Net (loss) income attributable to ordinary shareholders for computing basic and diluted net (loss) income per ordinary share	(3,779)	6,505	7,115

Accretion of Series A Shares	269	—	—
Deemed dividend to Series A Shares	546	—	—

Net income attributable to Series A shareholders for computing basic net income per Series A Share	815	—	—

Accretion of Series B Shares	2,115	—	—
Deemed dividend to Series B Shares	217	—	—

Net income attributable to Series B shareholders for computing basic net income per Series B Share	2,332	—	—

Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share	16,929,789	23,163,801	24,735,445
Weighted average shares outstanding used in computing basic net income per Series A Share	786,817	—	—
Weighted average shares outstanding used in computing basic net income per Series B Share	5,447,195	—	—

Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and using the treasury stock method	—	1,518,724	1,831,212

Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	16,929,789	24,682,525	26,566,657

Net (loss) income per ordinary share-basic	(0.22)	0.28	0.29
Net income per Series A Share-basic	1.04	—	—
Net income per Series B Share-basic	0.43	—	—
Net (loss) income per ordinary share-diluted	(0.22)	0.26	0.27

Summary of shares outstanding excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods presented
As of December 31,
2015

Number of Series A Shares outstanding	—
Number of Series B Shares outstanding	—
Options	2,566,256

Total	2,566,256